Other Income (Tables)	12 Months Ended
Mar. 31, 2019
Expense By Nature [Abstract]
Summary of Other Income

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Interest income on financial assets carried at amortized cost	181	201	260
Interest income on financial assets fair valued through other comprehensive income	46	92	106
Dividend income on investments carried at fair value through profit or loss	—	—	1
Gain / (loss) on investments carried at fair value through profit or loss	26	24	39
Gain / (loss) on investments carried at fair value through other comprehensive income	6	—	—
Interest income on income tax refund	37	7	41
Exchange gains / (losses) on forward and options contracts	(66)	27	—
Exchange gains / (losses) on translation of other assets and liabilities	139	18	36
Others	26	42	30
	395	411	513